THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
COMMON STOCK (87.8%)
AUSTRALIA (2.7%)
Broken Hill Proprietary Company Ltd.
  (Metals & Mining)....................       396,105  $  5,261,539
CRA Ltd. (Metals & Mining).............        69,700     1,093,319
CSR Ltd. (Building Materials)..........       705,033     2,370,626
E-mail Ltd. (Manufacturing)............       100,000       275,180
Fosters Brewing Group Ltd. (Food,
  Beverages & Tobacco).................       575,705     1,050,063
National Australia Bank Ltd.
  (Banking)............................       328,405     3,607,009
News Corporation Ltd. (Broadcasting &
  Publishing)..........................       280,630     1,597,888
North Ltd. (Metals & Mining)...........       211,500       602,133
Santos Ltd. (Oil-Production)...........       164,000       655,484
Southcorp Holdings Ltd. (Food,
  Beverages & Tobacco).................       531,800     1,619,449
TNT Ltd. (Transportation)+.............       396,700       764,462
Westpac Banking Corporation Ltd.
  (Banking)............................       504,000     2,877,734
WMC Ltd. (Metals & Mining).............       594,000     3,735,488
                                                       ------------
                                                         25,510,374
                                                       ------------

BELGIUM (1.6%)
Arbed SA (Metals & Mining).............        17,650     2,071,144
Banque Bruxelles Lambert SA
  (Banking)............................         3,800       782,174
Electrabel SA (Electric)...............        19,616     4,553,377
Fortis AG (Insurance)..................        16,600     2,331,132
Generale De Banque SA (Banking)........         4,200     1,467,778
PetroFina SA (Oil-Production)..........         7,500     2,306,027
Solvay SA (Chemicals)..................         3,100     1,856,124
                                                       ------------
                                                         15,367,756
                                                       ------------

FINLAND (0.8%)
Metra OY (Industrial)..................        34,500     1,924,633
Outokumpu OY (Metals & Mining).........        91,400     1,542,977

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
FINLAND (CONTINUED)
Rautaruukki OY (Metals & Mining).......       151,200  $  1,334,638
UPM-Kymmene Corporation (Forest
  Products & Paper)+...................       114,300     2,320,523
                                                       ------------
                                                          7,122,771
                                                       ------------

FRANCE (10.3%)
Alcatel Alsthom (Telecommunications-
  Equipment)...........................        36,953     3,154,046
AXA (Multi - Industry).................        39,498     2,468,913
Bouygues (Construction & Housing)......        26,787     2,627,203
Canal Plus (Broadcasting &
  Publishing)..........................         5,607     1,389,620
Carrefour Supermarche (Retail).........         3,540     1,966,049
Castorama Dubois (Retail)..............        11,575     1,982,717
Chargeurs International SA (Multi -
  Industry)+...........................         3,900       169,492
Christian Dior SA (Retail).............        31,795     4,232,525
Compagnie de Saint Gobain (Building
  Materials)...........................        21,663     2,926,169
Compagnie Generale des Eaux (Water)....        38,935     4,657,074
Credit Commercial de France
  (Banking)............................        61,600     2,772,372
Credit Local de France (Financial
  Services)............................        39,000     3,357,775
Elf Aquitaine SA (Oil-Services)........        43,334     3,467,939
Erid Beghin Say (Insurance)............        12,400     1,975,959
Essilor International (Health
  Services)............................         8,382     2,206,997
Groupe Danone (Food, Beverages &
  Tobacco).............................        35,974     4,929,678
L'Air Liquide (Chemicals)..............        11,266     1,740,117
L'Air Liquide-New Shares (Chemicals)...         7,720     1,192,411
Lagardere Groupe (Entertainment,
  Leisure & Media).....................        98,480     3,113,525
Lyonnaise des Eaux SA (Multi -
  Industry)............................        10,000       884,851

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
FRANCE (CONTINUED)
Pathe SA (Entertainment, Leisure &
  Media)+..............................         6,900  $  1,862,709
Peugeot SA (Automotive)................        17,125     1,786,856
Pinault-Printemps-Redoute SA
  (Retail).............................         5,410     2,041,907
Promodes (Retail)......................        15,560     4,203,591
Rhone-Poulenc (Chemicals)..............        86,289     2,559,174
Sanofi (Pharmaceuticals)...............        41,108     3,726,773
Schneider SA (Electronics).............        40,775     1,995,564
SEB SA (Household Products)............         5,000     1,013,076
SGS - Thomson Microelectronics NV
  (Electronics)+.......................        30,000     1,590,970
Sidel SA (Machinery)+..................        44,400     2,964,807
Societe Generale (Banking).............        36,748     3,963,849
Sommer Allibert (Diversified
  Manufacturing)+......................        22,600       628,244
Synthelabo (Pharmaceuticals)...........        32,365     3,091,913
Total SA (Oil-Services)................        95,752     7,496,025
Union des Assurances Federales
  (Insurance)..........................        19,680     2,215,260
Usinor Sacilor (Metals & Mining).......        97,800     1,452,199
Valeo SA (Automotive)..................        33,950     2,039,045
                                                       ------------
                                                         95,847,394
                                                       ------------

GERMANY (8.8%)
Allgemeine Handelsgesellschaft der
  Verbraucher AG (Retail)..............         7,090     1,874,170
Allianz AG Holding (Insurance).........         2,346     4,213,862
BASF AG (Chemicals)....................       269,000     8,604,001
Bayer AG (Chemicals)+..................       146,180     5,527,626
Bayerische Hypotheken-und Wechsel Bank
  AG (Banking).........................       132,200     3,874,609
Bilfinger & Berger Bau AG (Construction
  & Housing)...........................        56,250     2,278,693
Colonia Konzern (Insurance)+...........        13,450     1,004,393
Continental AG (Automotive)............       129,870     2,274,351
Daimler Benz AG (Automotive)+..........        53,080     3,118,426
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
GERMANY (CONTINUED)
Deutsche Pfandbrief & Hypothekenbank AG
  (Banking)............................        50,500  $  2,075,795
Douglas Holding AG (Retail)............        54,600     2,291,233
Dresdner Bank AG (Banking).............       246,560     6,599,035
Fried, Krupp AG Hoesch Krupp
  (Machinery)..........................        28,000     4,413,155
Henkel KGAA (Chemicals)................         8,625       383,599
MAN AG (Automotive)....................        11,625     2,830,957
Mannesmann AG (Machinery)..............         4,385     1,703,922
Munchener Rueckversicherungs-
  Gesellschaft (Insurance).............         3,162     7,564,378
RWE AG (Oil-Services)..................        30,000     1,235,921
SAP AG (Computer Software).............        13,650     1,849,223
Schering AG (Pharmaceuticals)..........        22,500     1,811,803
Siemens AG (Electrical Equipment)+.....       147,670     7,636,237
VEBA AG (Oil-Services).................        97,050     5,180,223
Volkswagen AG (Automotive).............         8,010     3,156,194
                                                       ------------
                                                         81,501,806
                                                       ------------

HONG KONG (3.5%)
Cheung Kong Holdings Ltd. (Real
  Estate)..............................       859,000     6,887,718
Hang Seng Bank (Banking)...............       103,300     1,225,736
Henderson Land Development Company Ltd.
  (Real Estate)........................       458,000     4,072,196
Hong Kong Electric Holdings Ltd.
  (Electric)...........................       703,500     2,251,800
Hong Kong Telecommunications Ltd.
  (Telecommunications).................     1,583,200     2,794,853
HSBC Holdings PLC (Banking)............       186,800     3,804,941
Hutchison Whampoa Ltd. (Multi -
  Industry)............................       353,000     2,465,239
Sing Tao Holdings (Broadcasting &
  Publishing)..........................     2,544,000     1,225,558
Sun Hung Kai Properties Ltd. (Real
  Estate)..............................       241,000     2,742,775

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
HONG KONG (CONTINUED)
Swire Pacific Ltd. (Multi -
  Industry)............................       387,500  $  3,420,305
Television Broadcast Ltd.
  (Entertainment, Leisure & Media).....       452,000     1,584,157
                                                       ------------
                                                         32,475,278
                                                       ------------

IRELAND (0.8%)
Allied Irish Banks PLC (Banking).......       171,000     1,085,654
Bank of Ireland PLC (Banking)..........       188,000     1,554,721
CRH PLC (Building Materials)...........       195,000     2,009,413
Irish Life PLC (Insurance).............       332,000     1,426,832
Jefferson Smurfit Group PLC (Forest
  Products & Paper)....................       664,000     1,805,159
                                                       ------------
                                                          7,881,779
                                                       ------------

ITALY (1.7%)
Arnoldo Mondadori Editore SPA
  (Entertainment, Leisure & Media).....       157,000     1,159,627
Assicurazioni Generali (Insurance).....        96,800     1,870,439
Banca Fideuram SPA (Financial
  Services)............................       272,000       576,701
Banca Populare di Bergamo (Banking)....        53,000       831,866
ENI SPA (Oil-Services).................       494,000     2,366,808
Fiat SPA (Automotive)..................     1,146,000     1,662,677
Instituto Mobiliare Italiano SPA
  (Financial Services).................        81,000       641,280
Instituto Nazionale Delle Assicurazioni
  (Insurance)..........................       542,000       748,831
Montedison SPA (Chemicals)+............     1,450,000       948,594
Olivetti & C SPA (Computer
  Software)+...........................     1,504,000       437,408
Parmalat Finanziaria SPA
  (Agriculture)........................       594,000       852,013
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
ITALY (CONTINUED)
Telecom Italia Mobile SPA
  (Telecommunications).................       517,000  $  1,068,879
Telecom Italia SPA
  (Telecommunications).................     1,061,000     2,365,008
                                                       ------------
                                                         15,530,131
                                                       ------------

JAPAN (28.3%)
Aichi Corp. (Machinery)................        90,000       739,845
Asahi Bank Ltd. (Banking)..............       581,000     5,976,523
Asahi Glass Co. Ltd. (Building
  Materials)...........................       130,000     1,371,549
Asatsu Inc. (Commercial Services)......        47,000     1,739,669
Ashikaga Bank Ltd. (Banking)...........       100,000       535,431
Canon Sales Co. Inc. (Miscellaneous)...        85,000     2,159,749
Chugai Pharmaceutical Co. Ltd.
  (Pharmaceuticals)....................       337,000     3,081,412
Chuo Trust & Banking Co. Ltd.
  (Banking)............................       200,000     2,039,739
Cosmo Oil Co. Ltd. (Oil-Production)....       600,000     3,249,515
Dai-Ichi Kangyo Bank Ltd. (Banking)....       380,000     6,180,760
Dai-Tokyo Fire & Marine Insurance Co.
  Ltd. (Insurance).....................       100,000       625,110
Daido Hoxan Inc. (Chemicals)...........        50,000       288,377
Daido Steel Co. Ltd. (Metals &
  Mining)..............................       500,000     2,066,115
Daiei Inc. (Retail)....................       300,000     2,663,969
Daikin Industries Ltd. (Machinery).....       100,000       949,534
Daiwa Bank Ltd. (Banking)..............     1,050,000     5,954,367
Daiwa Danchi Co. Ltd. (Real Estate)+...       233,000     1,280,332
East Japan Railway Co. (Railroads).....         1,025     4,713,159
Ebara Corp. (Machinery)................       180,000     2,595,392
Familymart Co. Ltd. (Retail)...........        25,000     1,046,245
Fuji Denki Reiki Co. Ltd. (Multi -
  Industry)............................       115,000     1,203,182
Fuji Electric Co. Ltd. (Electrical
  Equipment)...........................       544,000     2,472,726

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Fuji Fire & Marine Insurance Co. Ltd.
  (Insurance)..........................       305,000  $  1,386,363
Fujitsu Ltd. (Computer Systems)........       230,000     2,022,155
Fukui Bank Ltd. (Banking)..............       200,000       900,299
Fukuoka Chuo Bank (Banking)............        43,000       323,237
Gakken Co. Ltd. (Broadcasting &
  Publishing)..........................       270,000     1,827,852
Gunze Ltd. (Textiles)..................       211,000     1,187,269
Hiroshima Bank Ltd. (Banking)..........       100,000       540,707
Hitachi Ltd. (Electrical Equipment)....       900,000     7,991,908
Hitachi Plant Engineering and
  Construction Co. Ltd. (Construction &
  Housing).............................        64,000       444,522
Hokkai Can Co. Ltd. (Packaging &
  Containers)..........................       125,000       830,842
Hokkaido Takushoku Bank (Banking)......       850,000     1,995,339
Hokuriku Bank Ltd. (Banking)...........       100,000       553,015
Honda Motor Co. (Automotive)...........        40,000       956,567
Itoham Foods Inc. (Food, Beverages &
  Tobacco).............................       250,000     1,626,516
Izumi Co. Ltd. (Retail)................       105,000     1,652,452
Izumiya Co. Ltd. (Retail)..............       160,000     2,546,157
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco).............................           250     1,767,188
Kaken Pharmaceuticals
  (Pharmaceuticals)....................        50,000       339,370
Kawasaki Kisen Kaisha Ltd. (Transport &
  Services)+...........................       700,000     1,858,624
Keiyo Co. Ltd. (Retail)................        65,000       702,919
Kinden Corp. (Building Materials)......         7,500       104,844
Kinki Nippon Railway (Railroads).......       154,500     1,025,562
Kitz Corp. (Machinery).................       145,000       627,220
Koa Corp. (Personal Care)..............       100,000     1,178,125
Kyocera Corp. (Electronics)............        15,000       990,416
Matsushita Electric Industries Co. Ltd.
  (Electronics)........................       400,000     6,400,560
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Matsushita Refrigeration Co.
  (Electrical Equipment)...............        75,000  $    517,628
Minolta Co. Ltd. (Electrical
  Equipment)...........................       125,000       755,011
Mitsubishi Heavy Industries Ltd.
  (Machinery)..........................       809,000     6,223,621
Mitsui Mining & Smelting Co. Ltd.
  (Metals & Mining)....................       350,000     1,270,880
Mitsui Petrochemical Industries Ltd.
  (Chemicals)..........................       100,000       607,526
Mitsui Toatsu Chemicals Inc.
  (Chemicals)..........................       650,000     2,274,485
Mitsui Trust & Banking Co. Ltd.
  (Banking)............................       200,000     1,934,235
Mizuno Corp. (Retail)..................       262,000     2,029,382
Mycal Corp. (Retail)...................       100,000     1,538,596
Nagase & Co. Ltd. (Wholesale &
  International Trade).................       100,000       852,822
New Oji Paper Co. Ltd. (Forest Products
  & Paper).............................       280,000     2,050,641
Nihon Matai Co. Ltd. (Wholesale &
  International Trade).................        94,000       498,347
Nippon Express Co. Ltd. (Transport &
  Services)............................       200,000     1,626,516
Nippon Hodo Co. Ltd. (Construction &
  Housing).............................       130,000     1,817,302
Nippon Meat Packers Inc. (Food,
  Beverages & Tobacco).................        50,000       655,002
Nippon Road Co. Ltd. (Construction &
  Housing).............................       130,000       933,796
Nippon Sheet Glass Co. Ltd. (Household
  Products)............................       225,000       939,643
Nippon Steel Corp. (Metals & Mining)...     2,400,000     7,005,448
Nippon Suisan Kaisha Ltd. (Food,
  Beverages & Tobacco)+................       202,000       774,327
Nippon Telegraph & Telephone Corp.
  (Telecommunications).................           284     1,985,053
Nippon Zeon Company, Ltd.
  (Chemicals)..........................       180,000       878,319

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Nishimatsu Construction Co. Ltd.
  (Construction & Housing).............       320,000  $  2,954,104
Nissan Diesel Motor Co. Ltd.
  (Automotive).........................       394,000     1,926,006
Nissan Motor Co. Ltd. (Automotive).....       600,000     4,541,936
Nissei Sangyo Co. Ltd. (Electrical
  Equipment)...........................       125,000     1,637,506
Nomura Securities Co. Ltd. (Financial
  Services)............................       559,000     9,239,665
North Pacific Bank Ltd. (Banking)......       220,000     1,176,015
NSK Corp. (Machinery)..................       365,000     2,419,640
Oji Paper Co. Ltd. (Forest Products &
  Paper)...............................       161,666     1,182,575
Okamura Corp. (Industrial).............       140,000     1,095,480
Ono Pharmaceuticals Co. Ltd.
  (Pharmaceuticals)....................       100,000     3,121,152
Osaka Gas Co. Ltd. (Natural Gas).......       519,000     1,606,189
Osaka Sanso Kogyo Ltd. (Chemicals).....       300,000       994,373
Pokka Corp. (Food, Beverages &
  Tobacco).............................        50,000       514,331
Ricoh Corp. Ltd. (Electrical
  Equipment)...........................       326,000     3,238,789
Rohm Co. Ltd. (Semiconductors).........        25,000     1,483,646
Ryobi Ltd. (Metals & Mining)...........       400,000     1,825,215
Ryoyo Electro Corp. (Electronics)......        30,000       532,794
Sakura Bank Ltd. (Banking).............       868,000     8,241,952
San-In Godo Bank Ltd. (Banking)........       100,000       733,251
Sanden Corp. (Machinery)...............        50,000       372,780
Sankyo Aluminum Industries Co. Ltd.
  (Building Materials).................        75,000       383,110
Sansei Yusoki Co. Ltd. (Entertainment,
  Leisure & Media).....................        79,000       972,393
Sanwa Bank Ltd. (Banking)..............       200,000     3,411,287
Sekisui Chemical Co. Ltd.
  (Chemicals)..........................       200,000     2,233,162
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Shikoku Electric Power Inc.
  (Electric)...........................       100,000  $  2,022,155
Snow Brand Milk Products Co. Ltd.
  (Food, Beverages & Tobacco)..........       300,000     1,859,503
Sony Corp. (Electronics)...............        73,000     4,383,592
Sumitomo Bakelite Co. Ltd.
  (Chemicals)..........................       270,000     1,756,637
Sumitomo Bank Ltd. (Banking)...........       270,000     4,747,668
Sumitomo Forestry Co. Ltd. (Forest
  Products & Paper)....................       250,000     3,538,771
Sumitomo Light Metal Industries Ltd.
  (Metals & Mining)+...................       150,000       502,462
Sumitomo Realty & Development Co. Ltd.
  (Building Materials).................       300,000     2,183,927
Sumitomo Trust & Banking Co. Ltd.
  (Banking)............................       190,000     2,104,799
SXL Corp. (Construction & Housing).....        60,000       523,299
Tadano Ltd. (Machinery)................       100,000       860,735
Takashimaya Co. Ltd. (Retail)..........       200,000     2,866,185
The Kagawa Bank Ltd. (Banking).........       115,000       970,634
Toenec Corp. (Construction &
  Housing).............................        50,000       377,615
Toho Bank Ltd. (Banking)...............       140,000       952,699
Toho Gas Co. Ltd. (Natural Gas)........       247,000       714,462
Tohoku Electric Power Co. Inc.
  (Electric)...........................        80,000     1,624,757
Tokai Bank Ltd. (Banking)..............       300,000     3,481,623
Tokio Marine & Fire Insurance Co. Ltd.
  (Insurance)..........................       261,000     2,868,383
Tokyo Electric Power Co. Ltd.
  (Electric)...........................       195,000     4,474,677
Tomen Corp. (Wholesale & International
  Trade)...............................       500,000     1,639,704
Toppan Printing Co. Ltd. (Broadcasting
  & Publishing)........................       130,000     1,588,710
Topy Industries Ltd. (Manufacturing)...       150,000       634,341
Tosoh Corp. (Chemicals)+...............       755,000     2,953,885

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Toyo Trust & Banking Co. Ltd.
  (Banking)............................       210,000  $  1,794,618
Toyoda Gosei Co. Ltd. (Automotive).....       139,000     1,057,103
Toyota Motor Corp. (Automotive)........       456,000    10,784,592
Tsubakimoto Chain Co.
  (Manufacturing)......................       200,000     1,229,118
Ube Industries Ltd. (Diversified
  Manufacturing).......................       570,000     1,844,205
West Japan Railway Co. (Railroads).....           450     1,471,777
Yamaha Motor Co. Ltd. (Automotive).....       100,000       896,782
Yamanouchi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)....................        30,000       609,284
Yamazaki Baking Co. Ltd. (Food,
  Beverages & Tobacco).................        60,000       954,809
Yokohama Rubber Company Ltd.
  (Automotive).........................       700,000     3,815,718
Yuasa Trading Co. Ltd. (Wholesale &
  International Trade).................       139,000       626,930
                                                       ------------
                                                        262,434,818
                                                       ------------

MALAYSIA (1.0%)
Commerce Asset-Holding Berhad
  (Banking)............................       351,000     2,292,164
Industrial Oxygen Incorporated Berhad
  (Agriculture)........................     1,136,000     1,789,435
New Straits Times Press Berhad
  (Entertainment, Leisure & Media).....       205,000     1,079,096
Sime Darby Berhad (Multi - Industry)...       499,800     1,766,516
Sime UEP Properties Berhad (Real
  Estate)..............................       334,000       865,230
Tenaga Nasional Berhad
  (Telecommunications).................       392,000     1,566,975
                                                       ------------
                                                          9,359,416
                                                       ------------
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------

NETHERLANDS (3.3%)
ABN Amro Holdings NV (Banking).........        17,030  $    963,016
Aegon NV (Insurance)...................        48,370     2,461,428
Dutch State Mines NV (Chemicals).......        21,790     2,087,906
ING Groep NV (Financial Services)......        77,850     2,428,368
Koninklijke PTT Nederland NV
  (Commercial Services)................        47,700     1,726,979
Moeara Enim Petroleum MIJ
  (Oil-Services).......................           160     2,953,008
Philips Electronics NV (Electronics)...        54,000     1,904,124
PolyGram NV (Entertainment, Leisure &
  Media)...............................        16,700       784,829
Royal Dutch Petroleum Co.
  (Oil-Services).......................        49,940     8,251,197
Unilever NV (Food, Beverages &
  Tobacco).............................        27,175     4,134,181
Wolters Kluwer NV (Broadcasting &
  Publishing)..........................        24,100     3,099,367
                                                       ------------
                                                         30,794,403
                                                       ------------

NEW ZEALAND (1.3%)
Brierley Investments Ltd. (Financial
  Services)............................     1,482,000     1,352,306
Fletcher Challenge Building (Building
  Materials)...........................       170,000       460,558
Fletcher Challenge Paper (Forest
  Products & Paper)....................     1,263,500     2,287,979
Lion Nathan Ltd. (Food, Beverages &
  Tobacco).............................       931,600     2,405,245
Telecom Corporation of New Zealand
  (Telecommunications).................       993,600     5,165,779
                                                       ------------
                                                         11,671,867
                                                       ------------

NORWAY (1.6%)
Aker AS, Series B (Industrial).........        70,000     1,361,523
Kvaerner AS, Series B (Construction &
  Housing).............................        64,820     2,257,185
Norsk Hydro AS (Oil-Services)..........       139,600     6,437,806
Nycomed ASA, Series B (Medical
  Supplies)+...........................        70,000       955,262

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
NORWAY (CONTINUED)
Orkla ASA (Multi - Industry)...........        39,000  $  2,281,805
Storebrand ASA (Insurance)+............       197,300     1,157,454
                                                       ------------
                                                         14,451,035
                                                       ------------

SINGAPORE (1.0%)
Development Bank Singapore (Banking)...       153,125     1,836,644
Hotel Properties Limited (Restaurants &
  Hotels)..............................       424,000       649,998
Keppel Corporation Ltd. (Multi -
  Industry)............................       187,000     1,393,551
Singapore Airlines Ltd. (Airlines).....       106,600       938,147
Singapore Press Holdings
  (Entertainment, Leisure & Media).....        54,000       896,813
Singapore Telecommunications Ltd.
  (Telecommunications).................       990,000     2,304,630
United Overseas Bank Ltd. (Banking)....       133,000     1,293,196
                                                       ------------
                                                          9,312,979
                                                       ------------

SPAIN (3.1%)
Banco Intercontinental Espanol
  (Financial Services).................        33,100     3,970,182
Banco Pastor (Banking).................        26,200     1,562,032
Banco Popular Espanol SA (Banking).....        19,700     3,769,233
Fuerzas Electric de Cataluna SA
  (Electric)...........................       403,300     3,227,033
Hidroelectrica del Cantabrico SA
  (Electric)...........................        72,300     2,410,473
Iberdrola SA (Electric)................       454,700     4,833,249
Repsol SA (Gas Exploration)............       141,000     4,606,903
Telefonica de Espana
  (Telecommunications).................       198,000     3,976,309
                                                       ------------
                                                         28,355,414
                                                       ------------

SWITZERLAND (2.4%)
Ciba Geigy AG (Pharmaceuticals)........         3,610     4,465,465
Compagnie Financiere Richemont AG
  (Food, Beverages & Tobacco)..........           600       917,599
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
SWITZERLAND (CONTINUED)
Georg Fischer AG (Automotive
  Supplies)............................         1,150  $  1,102,747
Julius Baer Holdings AG (Banking)......           490       517,359
Liechtenstein Global Trust AG
  (Banking)............................         1,250       595,843
Nestle SA (Food, Beverages &
  Tobacco).............................         2,655     2,896,049
Roche Holding AG (Pharmaceuticals).....           257     1,951,919
Sandoz AG (Pharmaceuticals)............         3,430     3,981,211
Schweizerischer Bankverein (Banking)...        14,816     2,866,162
SGS-Thomson Microelectronics NV
  (Electronics)........................           350       798,033
Swissair AG (Airlines)+................           880       688,636
TAG Heuer International SA ADR
  (Apparels & Textiles)+...............        13,000       208,000
Valora Holding AG (Retail).............         5,640       958,879
                                                       ------------
                                                         21,947,902
                                                       ------------

UNITED KINGDOM (15.6%)
Abbey National PLC (Banking)...........       395,000     4,103,729
Allied Colloids Group PLC
  (Chemicals)..........................       545,300     1,291,991
Allied Domecq PLC (Food, Beverages &
  Tobacco).............................       328,000     2,531,705
Amersham International PLC
  (Biotechnology)......................        79,000     1,337,893
Barclays PLC (Banking).................        91,400     1,435,520
BAT Industries PLC (Food, Beverages &
  Tobacco).............................       535,200     3,712,672
BOC Group PLC (Chemicals)..............       111,100     1,567,630
Britannic Assurance PLC (Insurance)....       172,000     2,047,419
British Aerospace PLC (Aerospace)......       106,000     2,014,362
British Airways PLC (Airlines).........       204,000     1,837,030
British Petroleum Company PLC
  (Oil-Services).......................       632,004     6,794,994
British Telecommunications PLC
  (Telecommunications).................       468,000     2,705,423

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
UNITED KINGDOM (CONTINUED)
BTR PLC (Multi - Industry).............       579,000  $  2,427,821
Cadbury Schweppes PLC (Food, Beverages
  & Tobacco)...........................       252,000     2,101,026
Dalgety PLC (Food, Beverages &
  Tobacco).............................       359,600     1,815,274
EMI Group PLC (Entertainment, Leisure &
  Media)...............................       111,000     2,181,680
General Cable PLC (Broadcasting &
  Publishing)+.........................       132,000       457,841
General Electric Company PLC
  (Electrical Equipment)...............       315,000     1,949,194
Glaxo Wellcome PLC (Pharmaceuticals)...       514,600     8,086,452
Glynwed International PLC (Metals &
  Mining)..............................       300,200     1,720,736
Guardian Royal Exchange PLC
  (Insurance)..........................       889,000     3,648,070
Guinness PLC (Food, Beverages &
  Tobacco).............................       308,000     2,206,807
Hillsdown Holdings PLC (Food, Beverages
  & Tobacco)...........................       935,000     2,649,243
HSBC Holdings PLC (Banking)............       370,000     7,778,375
Hyder PLC (Water)......................       287,800     3,299,319
Inchcape PLC (Commercial Services).....       215,000     1,004,804
Kingfisher PLC (Retail)................       328,200     3,500,586
Ladbroke Group PLC (Entertainment,
  Leisure & Media).....................       771,000     2,504,714
Lloyds TSB Group PLC (Banking).........       811,850     5,149,252
Lucas Varity PLC (Automotive
  Supplies)+...........................       479,900     1,941,950
Marks & Spencer PLC (Retail)...........       276,100     2,319,941
MEPC PLC (Real Estate).................       290,000     2,018,808
National Grid Group PLC (Electric).....       861,900     2,526,331
National Power PLC (Electric)..........       305,000     2,011,480
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
UNITED KINGDOM (CONTINUED)
Orange PLC (Telecommunication
  Services)+...........................       607,000  $  1,833,553
Pilkington PLC (Building Materials)....       526,000     1,464,680
Racal Electronic PLC
  (Telecommunications-Equipment).......       417,000     1,880,948
Rank Group PLC (Entertainment, Leisure
  & Media)+............................       399,000     2,654,152
Reuters Holdings (Broadcasting &
  Publishing)..........................       237,100     2,953,615
RMC Group PLC (Building Materials).....        53,000       936,843
Rolls-Royce PLC (Aerospace)............       589,000     2,440,979
Royal Bank of Scotland Group
  (Banking)............................       302,300     2,476,093
RTZ Corp. PLC (Metals & Mining)........       147,000     2,353,053
Sainsbury (J.) PLC (Retail)............       497,000     2,929,718
Scottish Power PLC (Electric)..........       376,000     1,922,553
Sears PLC (Retail).....................     1,608,000     2,278,065
Shell Transport & Trading Co.
  (Oil-Services).......................       196,300     3,218,924
SmithKline Beecham PLC
  (Pharmaceuticals)....................       405,666     5,013,849
South West Water PLC (Water)...........       128,000     1,214,656
Tarmac PLC (Construction & Housing)....       921,500     1,343,010
Tesco PLC (Retail).....................       576,000     3,123,400
Tomkins PLC (Multi - Industry).........       705,000     2,961,895
Vodafone Group PLC
  (Telecommunications).................       783,000     3,028,212
Zeneca Group PLC (Pharmaceuticals).....       135,000     3,680,020
                                                       ------------
                                                        144,388,290
                                                       ------------
  TOTAL COMMON STOCK (COST
   $777,623,712).......................                 813,953,413
                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
PREFERRED STOCK (2.3%)
AUSTRALIA (0.2%)
News Corporation Ltd. (Broadcasting &
  Publishing)..........................       458,963  $  2,020,032
                                                       ------------

FINLAND (0.8%)
Nokia AB (Telecommunications-
  Equipment)...........................       159,180     7,355,581
                                                       ------------

GERMANY (1.3%)
GEA AG (Machinery).....................         3,815     1,283,261
Henkel KGAA (Chemicals)................        45,175     2,028,572
Jungheinrich AG (Machinery)............        10,530     1,395,229
RWE AG (Oil-Services)..................        75,260     2,556,408
SAP AG (Computer Software).............        11,000     1,481,493
Volkswagen AG (Automotive).............        10,800     3,279,534
                                                       ------------
                                                         12,024,497
                                                       ------------
  TOTAL PREFERRED STOCK (COST
   $19,844,083)........................                  21,400,110
                                                       ------------
WARRANTS (0.7%)
FRANCE (0.0%)*
Lagardere Groupe, Expiring 6/30/97
  (Entertainment, Leisure & Media)+....        16,000        21,612
                                                       ------------

GERMANY (0.4%)
Allianz AG Holding, Expiring 2/23/98
  (Insurance)+.........................        17,330       910,476
Veba International Finance, Expiring
  4/6/98 (Oil-Services)+...............         8,870     2,514,686
                                                       ------------
                                                          3,425,162
                                                       ------------

JAPAN (0.1%)
Dowa Mining Co. Ltd., Expiring 12/9/97
  (Metals & Mining)+...................           441       325,237
Lion Corp., Expiring 6/18/99
  (Industrial)+........................         2,000       243,104
Maeda Corp., Expiring 2/5/97
  (Construction & Housing)+............           315       133,875
         SECURITY DESCRIPTION               SHARES        VALUE
---------------------------------------  ------------  ------------
JAPAN (CONTINUED)
New Oji Paper Co. Ltd., Expiring
  07/30/98 (Forest Products &
  Paper)+..............................            18  $     12,344
Rohm Co., Expiring 11/20/97
  (Semiconductors)+....................           800       626,033
                                                       ------------
                                                          1,340,593
                                                       ------------

MALAYSIA (0.2%)
Petronas Dagangan Berhad,+ Expiring
  2/24/99 (Retail).....................       805,000     1,414,599
                                                       ------------

SINGAPORE (0.0%)*
United Overseas Land Ltd., Expiring
  5/28/01 (Building Materials)+........           900           537
                                                       ------------

SWITZERLAND (0.0%)*
Schweizerischer Bankverein, Expiring
  6/30/00 (Banking)+...................         1,880         4,854
                                                       ------------
  TOTAL WARRANTS (COST $6,283,450).....                   6,207,357
                                                       ------------
                                          PRINCIPAL
                                            AMOUNT
                                         ------------
CONVERTIBLE BONDS (3.5%)
MALAYSIA (0.1%)

                                             (IN USD)
                                         ------------
Telekom Malaysia Berhad, 4.00% due
  10/03/04 (Telecommunications)........       390,000       407,794
                                                       ------------

FRANCE (0.0%)*

                                             (IN FRF)
                                         ------------
Sanofi SA, 12.40% due 01/01/00
  (Pharmaceuticals)....................       372,500       360,562
                                                       ------------

ITALY (0.0%)*

                                             (IN ITL)
                                         ------------
Republic of Italy, 6.50% due 06/28/01
  (Insurance)..........................   420,000,000       280,789
                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

                                          PRINCIPAL
         SECURITY DESCRIPTION               AMOUNT        VALUE
---------------------------------------  ------------  ------------
JAPAN (3.2%)

                                             (IN JPY)
                                         ------------
BOT Cayman Finance Ltd., 4.25% due
  03/31/49 (Financial Services)........   950,000,000  $ 11,776,854
Canon Inc., 1.30% due 12/19/08
  (Electric)...........................   111,000,000     1,447,274
Daido Hoxan Inc., 1.60% due 03/29/02
  (Chemicals)..........................    30,000,000       283,541
NEC Corp., 1.90% due 03/30/01 (Computer
  Systems).............................   700,000,000     7,939,156
SXL Corp., 2.70% due 03/29/02
  (Construction & Housing).............    60,000,000       577,106
Toyota Motor Corp., 1.20% due 01/28/98
  (Automotive).........................   300,000,000     3,668,892
Yamanouchi Pharmaceutical Co. Ltd.,
  1.25% due 03/31/14 (Commercial
  Services)............................   190,000,000     1,971,161
Yamato Transport Co. Ltd., 3.90% due
  03/30/01 (Transportation)............   132,000,000     1,472,727
                                                       ------------
                                                         29,136,711
                                                       ------------

SWITZERLAND (0.2%)

                                             (IN CHF)
                                         ------------
Swiss Re Finance Ltd. Bermuda, 2.00%
  due 07/06/00 (Financial Services)....     1,790,000     2,008,156
                                                       ------------
  TOTAL CONVERTIBLE BONDS (COST
   $32,515,449)........................                  32,194,012
                                                       ------------

SHORT-TERM INVESTMENTS (1.8%)
EURO DOLLAR TIME DEPOSITS (1.7%)

                                             (IN USD)
                                         ------------
State Street Bank Euro Dollar, 4.88%
  due 11/01/96 (Banking)...............    15,548,000    15,548,000
                                                       ------------
                                          PRINCIPAL
         SECURITY DESCRIPTION               AMOUNT        VALUE
---------------------------------------  ------------  ------------

U.S. TREASURY OBLIGATIONS (0.1%)

                                             (IN USD)
                                         ------------
United States Treasury Bills, 4.63% due
  01/09/97 Government Obligations
  (a)..................................     1,460,000  $  1,445,891
                                                       ------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $16,993,891)........................                  16,993,891
                                                       ------------
TOTAL INVESTMENTS (COST $853,260,585) (96.1%)........
                                                        890,748,783
OTHER ASSETS IN EXCESS OF LIABILITIES (3.9%).........
                                                         36,023,172
                                                       ------------
NET ASSETS (100.0%)..................................  $926,771,955
                                                       ------------
                                                       ------------

------------------------------
Note:For Federal Income Tax purposes, the cost of securities owned at October
     31, 1996 was substantially the same as the cost of securities for financial statement purposes.

(a)$1,460,000 par segregated as collateral for initial margin on futures contracts.

+ Non-income producing security

* Less than 0.1%

ADR - Securities whose value is determined or significantly influenced by trading on exchanges not located in the US or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                                                                      PERCENT OF
                                                                                                  TOTAL INVESTMENTS
                                                                                                 --------------------
Banking........................................................................................            16.1%
Oil-Services...................................................................................             5.9%
Retail.........................................................................................             5.6%
Automotive.....................................................................................             5.4%
Pharmaceuticals................................................................................             4.9%
Chemicals......................................................................................             4.7%
Food, Beverages & Tobacco......................................................................             4.6%
Insurance......................................................................................             4.4%
Financial Services.............................................................................             4.0%
Metals & Mining................................................................................             3.8%
Electric.......................................................................................             3.7%
Machinery......................................................................................             3.0%
Electrical Equipment...........................................................................             3.0%
Telecommunications.............................................................................             2.5%
Multi-Industry.................................................................................             2.4%
Entertainment, Leisure & Media.................................................................             2.1%
Electronics....................................................................................             2.1%
Real Estate....................................................................................             2.0%
Broadcasting & Publishing......................................................................             1.8%
Construction & Housing.........................................................................             1.8%
Building Materials.............................................................................             1.6%
Forest Products & Paper........................................................................             1.5%
Telecommunications-Equipment...................................................................             1.4%
Computer Systems...............................................................................             1.1%
Water..........................................................................................             1.0%
Railroads......................................................................................             0.8%
Telecommunication Services.....................................................................             0.8%
Commercial Services............................................................................             0.7%
Oil-Production.................................................................................             0.7%
Gas Exploration................................................................................             0.5%
Industrial.....................................................................................             0.5%
Manufacturing..................................................................................             0.5%
Aerospace......................................................................................             0.5%
Computer Software..............................................................................             0.4%
Wholesale & International Trade................................................................             0.4%
Airlines.......................................................................................             0.4%
Transport & Services...........................................................................             0.4%
Automotive Supplies............................................................................             0.3%
Agriculture....................................................................................             0.3%
Natural Gas....................................................................................             0.3%
Health Services................................................................................             0.3%
Transportation.................................................................................             0.3%
Miscellaneous..................................................................................             0.2%
Semiconductors.................................................................................             0.2%
Household Products.............................................................................             0.2%
Biotechnology..................................................................................             0.2%
Government Obligations.........................................................................             0.2%
Personal Care..................................................................................             0.1%
Textiles.......................................................................................             0.1%
Medical Supplies...............................................................................             0.1%
Packaging & Containers.........................................................................             0.1%
Restaurants & Hotels...........................................................................             0.1%
                                                                                                 --------------------
                                                                                                          100.0%
                                                                                                 --------------------
                                                                                                 --------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost
  $853,260,585)                          $ 890,748,783
Cash (including 23,781,623 segregated
  as collateral on futures contracts)       23,784,975
Foreign Currency at Value (Cost
  $11,609,180)                              11,695,465
Receivable for Investments Sold              3,746,810
Dividends Receivable                         1,718,299
Foreign Tax Reclaim Receivable               1,283,683
Interest Receivable                             95,146
Prepaid Trustees' Fees                           2,981
Prepaid Expenses and Other Assets                3,160
                                         -------------
    Total Assets                           933,079,302
                                         -------------

LIABILITIES
Payable for Investments Purchased            4,737,236
Unrealized Depreciation of Forward
  Foreign Currency Contracts                   636,054
Advisory Fee Payable                           475,229
Custody Fee Payable                            316,884
Variation Margin Payable                        54,686
Administrative Services Fee Payable             15,895
Administration Fee Payable                      11,692
Fund Services Fee Payable                          443
Accrued Expenses                                59,228
                                         -------------
    Total Liabilities                        6,307,347
                                         -------------

NET ASSETS
Applicable to Investors' Beneficial
  Interests                              $ 926,771,955
                                         -------------
                                         -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign
  Withholding Tax of $2,557,066 )                       $ 16,120,940
Interest Income (Net of Foreign
  Withholding Tax of $32,502 )                             2,076,287
                                                        ------------
    Investment Income                                     18,197,227

EXPENSES
Advisory Fee                             $  5,007,993
Custodian Fees and Expenses                 1,159,797
Administrative Services Fee                   196,299
Professional Fees and Expenses                 76,934
Administration Fee                             76,409
Fund Services Fee                              39,391
Trustees' Fees and Expenses                    15,029
Insurance Expense                               6,950
Printing Expenses                               6,822
Registration Fees                                 861
Miscellaneous                                   1,940
                                         ------------
    Total Expenses                                         6,588,425
                                                        ------------
NET INVESTMENT INCOME                                     11,608,802

NET REALIZED GAIN ON
  Investment (including $788,996 net
    realized gain from futures
    contracts)                             20,547,185
  Foreign Currency Transactions            13,765,882
                                         ------------
    Net Realized Gain                                     34,313,067

NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investment (including $23,253 net
    unrealized loss from futures
    contracts)                             45,775,898
  Foreign Currency Contracts and
    Translations                           (2,360,045)
                                         ------------
    Net Change in Unrealized
    Appreciation (Depreciation)                           43,415,853
                                                        ------------

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $ 89,337,722
                                                        ------------
                                                        ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         FOR THE FISCAL   FOR THE FISCAL
                                           YEAR ENDED       YEAR ENDED
                                          OCTOBER 31,      OCTOBER 31,
                                              1996             1995
                                         --------------   --------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                    $  11,608,802    $   6,919,031
Net Realized Gain on Investments and
  Foreign Currency Transactions             34,313,067       15,078,850
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and
  Foreign Currency Translations             43,415,853      (27,987,331)
                                         --------------   --------------
    Net Increase (Decrease) in Net
    Assets Resulting from Operations        89,337,722       (5,989,450)
                                         --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS
Contributions                              369,388,677      373,795,232
Withdrawals                               (185,257,400)    (138,078,647)
                                         --------------   --------------
    Net Increase from Investors'
    Transactions                           184,131,277      235,716,585
                                         --------------   --------------
    Total Increase in Net Assets           273,468,999      229,727,135
NET ASSETS
Beginning of Fiscal Year                   653,302,956      423,575,821
                                         --------------   --------------
End of Fiscal Year                       $ 926,771,955    $ 653,302,956
                                         --------------   --------------
                                         --------------   --------------

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                           FOR THE PERIOD
                                                           OCTOBER 4, 1993
                                          FOR THE FISCAL    (COMMENCEMENT
                                            YEAR ENDED           OF
                                           OCTOBER 31,     OPERATIONS) TO
                                         ----------------    OCTOBER 31,
                                         1996  1995  1994       1993
                                         ----  ----  ----  ---------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                               0.79% 0.82% 0.95%       0.99%(a)
  Net Investment Income                  1.39% 1.31% 0.93%       0.43%(a)
  Decrease Reflected in Expense Ratio
    due to Expense Reimbursement           --    --    --        0.17%(a)
Portfolio Turnover                         57%   59%   56%         54%(b)
Average Broker Commissions               .0020   --    --          --

------------------------
(a) Annualized.

(b) Portfolio turnover for the fiscal year ended October 31, 1993, included the portfolio activity of The Pierpont International Equity Fund, Inc. for the period November 1, 1992 through October 3, 1993, prior to conversion when The Pierpont International Equity Fund, Inc. contributed all of its investable assets to the Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Non-U.S. Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from the Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At October 31, 1996, the Portfolio had open foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                             U.S.           NET
                                                            DOLLAR      UNREALIZED
                                                           VALUE AT    APPRECIATION/
PURCHASE CONTRACTS                        COST/PROCEEDS    10/31/96    (DEPRECIATION)
---------------------------------------   -------------   ----------   -------------
Japanese Yen 262,424,500, expiring
 1/28/97...............................   $  2,350,000    $2,337,844   $    (12,156)

SALES CONTRACTS
---------------------------------------
German Mark 29,114,937, expiring
 1/28/97...............................   $ 18,998,328    $19,360,293  $   (361,965)
French Franc 117,210,233,600, expiring
 1/28/97...............................     22,617,852    23,065,234       (447,382)
Japanese Yen 3,002,771,460, expiring
 1/28/97 ..............................     26,976,655    26,750,594        226,061
Japanese Yen 736,024,107, expiring
 1/28/97...............................      6,531,000     6,556,970        (25,970)
Japanese Yen 734,752,521, expiring
 1/28/97...............................      6,531,000     6,545,642        (14,642)
                                                                       -------------
Net Unrealized Depreciation on Forward
 Foreign Currency Contracts............                                $   (636,054)
                                                                       -------------
                                                                       -------------

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of the contracts. Futures transactions during the fiscal year ended October 31, 1996 are summarized as follows:

                                                         PRINCIPAL
                                          NUMBER OF       AMOUNT
                                          CONTRACTS    OF CONTRACTS
                                          ---------    -------------
Contracts opened.......................      1,288      114,426,676
Contracts closed.......................     (1,049)     (87,713,424)
                                          ---------    -------------
Contracts open at end of year..........        239     $ 26,713,252
                                          ---------    -------------
                                          ---------    -------------

      SUMMARY OF OPEN CONTRACTS AT OCTOBER 31, 1996

                                                           NET
                                                       UNREALIZED
                                          CONTRACTS   APPRECIATION/
                                            LONG      (DEPRECIATION)
                                          ---------   -------------
Australian All Ord. Index, expiring
 December 1996.........................       100     $    12,277
Financial Times-Stock Exchange
 100-Share Index, expiring December
 1996..................................        95         (54,328)
German Stock Exchange Index, expiring
 December 1996.........................        13          29,700
Tokyo Stock Exchange Index, expiring
 December 1996.........................        31         (10,902)
                                          ---------   -------------
Totals.................................       239        ($23,253)
                                          ---------   -------------
                                          ---------   -------------

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the fiscal year ended October 31, 1996, such fees amounted to $5,007,993.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. Until December 28, 1995, the agreement provided for a fee to be paid to Signature at an annual rate determined by the following schedule:
      0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate was applied each day to the net assets of the Portfolio. For the period November 1, 1995 through December 28, 1995, such fees amounted to $9,619.

      Effective December 29, 1995, the Administration Agreement was amended such that the fee charged was equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from December 29, 1995 through July 31, 1996, such fees amounted to $60,578. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period August 1, 1996 through October 31, 1996, the fee for these services amounted to $6,212.

    c)Until August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement with Morgan which provided that Morgan would receive a fee, based on the percentages described below, for overseeing certain aspects of the administration and operation of the Portfolio and was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee, and brokerage costs at 0.15% of the Portfolio's average

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------
      daily net assets up to $200 million, 0.10% of the next $200 million of average daily net assets, and 0.05% of the next $200 million of average daily net assets and 0.03% on any excess over $600 million. From September 1, 1995 until December 28, 1995, an interim agreement between the Portfolio and Morgan provided for the continuation of the oversight functions that were outlined under the prior agreement and that Morgan should bear all of its expenses incurred in connection with these services.

      Effective December 29, 1995, the Portfolio entered into an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan was responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share it's net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period December 29, 1995 through July 31, 1996, the fee for these services amounted to $121,902.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above. For the period from August 1, 1996 through October 31, 1996, the fee for these services amounted to $74,397.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $39,391 for the fiscal year ended October 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $5,000.

THE NON-U.S. EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1996
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31,1996 were as follows:

                                            COST OF      PROCEEDS
                                           PURCHASES    FROM SALES
                                          -----------   -----------
                                          634,647,966   445,347,627

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The Non-U.S. Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Non-U.S. Equity Portfolio (the "Portfolio") at October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the three years in the period then ended and for the period October 4, 1993 (commencement of operations) through October 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodians and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

New York, New York
December 26, 1996